Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of reconciliation of income tax expense

	2023	2022	2021

Income before income taxes	429,582	428,433	273,462
Combined statutory income taxes rate - %	34%	34%	34%
Income taxes at statutory rates	(146,058)	(145,667)	(92,977)
Reconciliation adjustments:
Tax effect on loss from entities not subject to taxation	(32,274)	(32,859)	(37,794)
PROUNI - Fiscal Incentive (i)	309,952	270,062	194,830
Unrecognized deferred tax assets	(154,062)	(117,377)	(86,233)
Recognized deferred tax assets	3,233	-	-
Presumed profit income tax regime effect (ii)	(8,787)	(1,549)	(7,066)
Permanent adjustments	(4,687)	(12,226)	(6,232)
Other	8,517	3,939	4,293
Income taxes expense - current	(24,166)	(35,677)	(31,179)
Effective rate	5.62%	8.33%	11.40%

(i)	The Company adhered to PROUNI, established by Law 11,096 / 2005, which is a federal program that exempts companies of paying income taxes and social contribution upon compliance with certain requirements required by said Law.
(ii)	Brazilian tax law establishes that companies that generate gross revenues of up to R$78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit tax regime. The effect of the presumed profit of certain subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.